Fees Summary	May 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 632,500,000
Previously Paid Amount	0
Total Fee Amount	96,835.75
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $632,500,000.
Net Fee	$ 96,835.75
Narrative - Max Aggregate Offering Price	$ 632,500,000
Final Prospectus	true